CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows provided by operating activities
Total comprehensive income / (loss) for the year	$ 2,793,266	$ 930,678	$ (172,109)
Reconciliation of total comprehensive income / (loss) to cash flows provided by operating activities:
Depreciation of property, plant and equipment	358,420	286,798	261,393
Disposal of property, plant and equipment	7,814	7,201	8,481
Share of profit from associates	(190)	(1,522)	(254)
Increase in provisions	128,136	98,833	46,202
Interest expense accrual	400,947	392,372	287,290
Interest income on other financial assets other than cash and cash equivalents	(78,592)	(37,616)	(47,174)
Income tax	1,355,030	489,304	(113,553)
Acquisition of the Rights of the Arbitration Proceeding (Note 16.a)	0	0	324,390
Derivative financial instrument results	0	8,933	(128,525)
Foreign exchange loss	208,256	623,757	948,456
Doubtful accounts	(12,055)	20,546	0
Changes in assets and liabilities:
Other financial assets at fair value through profit or loss	0	0	(19,856)
Trade receivables	(933,043)	(524,014)	(474,352)
Other receivables	(253,686)	(227,569)	(120,299)
Inventories	10,867	(108,411)	20,679
Trade payables	329,675	487,238	(86,502)
Payroll and social security taxes	66,348	51,927	35,249
Taxes payables	7,396	(33,368)	48,391
Income tax	(73,315)	(39,189)	321
Other payables	29,731	(37,131)	(195)
Provisions	(153,220)	(27,986)	(45,963)
Interest paid	(182,131)	(324,869)	(230,031)
Income tax paid	(515,423)	(10,529)	(10,517)
Derivative financial instruments	0	118,490	(44,009)
Advances from customers	28,340	(6,359)	(20,478)
Cash flows provided by operating activities	3,522,571	2,137,514	467,035
Cash flows used in investing activities
Additions to property, plant and equipment	(1,308,560)	(596,109)	(401,980)
Financial assets not considered cash equivalents	(1,221,342)	61,436	173,698
Cash flows used in investing activities	(2,529,902)	(534,673)	(228,282)
Cash flows used in financing activities
Payment of loans	(40,433)	(916,490)	(294,556)
Dividends paid to the Company's shareholders	0	(99,734)	0
Dividends paid to non-controlling interest	(4)	0	0
Cash flows used in financing activities	(40,437)	(1,016,224)	(294,556)
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	952,232	586,617	(55,803)
Cash and cash equivalents at the beginning of the year	1,555,089	872,537	789,420
Foreign exchange gains on Cash and cash equivalents	145,482	95,935	138,920
Cash and cash equivalents at the end of the year	$ 2,652,803	$ 1,555,089	$ 872,537